PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, weighted average capitalised interest rate	4.80%	4.30%
Adjustment to cost and accumulated depreciation	$ 1,167	$ 1,209
Assets held for sale	$ 137	$ 0